================================================================================

                             THE ALGER AMERICAN FUND


                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO




                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2001
                                   (UNAUDITED)



                                     [Logo]

================================================================================

Fellow Shareholders:                                               JULY 13, 2001

The financial markets saw a turbulent first six months as stock and bond markets sought to find a balance between the sluggish economic environment and efforts by the Federal Reserve and the Bush administration to stimulate growth. For the six months ended June 30, the S&P 500 fell 6.70%, while the Dow Jones Industrial Average (the "Dow") fell 1.85%. During this period prices of growth stocks were severely affected by the general downturn in corporate earnings. The S&P 500/Barra Growth index fell 11.05% compared to a 2.41% drop in the S&P 500/Barra Value index. Technology stocks continued to come under pressure, and the Nasdaq Composite index fell 12.55% during the first half of the year.

The year began with two aggressive interest rate cuts, the first in a surprise announcement on January 3 and the second at the regular Federal Open Market Committee (FOMC) meeting on January 31. The stock market responded positively, with the Nasdaq composite and the Dow gaining 21.0% and 2.3%, respectively, in the month of January. In February, however, the Nasdaq reversed course as technology companies warned of slower than expected sales. While the Dow held fairly steady, dropping just 3.5%, the Nasdaq lost more than 20%. In March, new economic data showed that the economy was growing even more slowly than many analysts had believed. On February 28, fourth quarter gross domestic product was revised downward to 1.1% from 1.4%, the slowest growth rate in five years. On March 20 the FOMC cut interest rates another 50 basis points. However, many market analysts had expected a 75 basis point cut. Concerns that the Fed was not acting aggressively enough sent stocks tumbling. However, as it turned out, this period marked the market's bottom, setting the stage for a recovery in the second quarter.

Additional interest rate cuts in April and May, along with the prospect of an aggressive tax cut, contributed to the rebound in stock prices. The Federal Reserve cut interest rates 50 basis points on April 18 and again at the FOMC meeting on May 15, bringing the total rate reduction since December to 2.5%. The Federal Reserve noted that it remained concerned that weak corporate profits would lead to lower levels of capital investment, hampering economic growth. On May 25, first quarter GDP growth was revised downward from 2% to 1.3%.

As the second quarter drew to a close, equity markets were trading in a fairly narrow range as investors digested earnings estimates. At its regular meeting on June 27 the FOMC cut interest rates by 25 basis points, rather than the one-half percent that had been the standard since January. On June 29, 2001, the yield on the 30-year government bond stood at 5.76%, and rates on shorter-term issues were significantly lower. Two-year Treasury notes, for example, yielded 4.24%.

The FOMC's lower-than-expected rate cut at the end of June suggests the central bank believes that the economy may be beginning to respond to lower interest rates. Some positive signs in the economic data released in June include rising consumer confidence, lower energy prices, and low inflation. After rising sharply during the winter months, from May to June gasoline prices fell nearly 30% and natural gas prices dropped 16.6%. Core inflation remains low, rising 2.5% on an annualized basis in May from a year earlier.

Lower interest rates generally take some time to have a noticeable effect on economic growth. However, it has already been six months since the first rate cut was announced and hence, the impact of lower corporate and consumer borrowing costs may become more visible in the second half of 2001. President Bush's tax cut is also likely to have a stimulative effect on the economy in the second half of the year. Beginning in July, most American workers will receive tax refund checks of between $300 and $600, representing a total cash outlay of approximately $40 billion. In addition, lower tax rates effective in July will result in a modest boost in take-home pay for many workers.

POSITIONING FOR FUTURE GROWTH
Fred Alger Management Inc.'s research-driven stock selection process seeks to invest in solid companies that offer strong future earnings growth and potential for price appreciation. At the same time, overall portfolio characteristics are also evaluated to assess their exposure to market sectors that may be affected--positively or negatively--by prevailing economiC and market conditions. In the very near-term, the retroactive tax cut and lower personal income tax rates may have a somewhat greater impact on those industry segments that are directly affected by increases in consumer spending, such as retail companies. With this in mind, Alger portfolio managers are actively seeking investment opportunities that may benefit from this trend. However, we also believe that, in the current market environment, maintaining a broad exposure to many different industries is appropriate. Looking ahead to the longer term, we remain optimistic that growth stocks will continue to offer attractive opportunities to investors seeking long-term capital appreciation.

                                    Respectfully submitted,

                                    /s/ David D. Alger
                                    ------------------------
                                    David D. Alger
                                    President

                                TABLE OF CONTENTS

Alger American Growth Portfolio:

     Schedule of Investments ..............................................    3

     Financial Highlights .................................................    5

Alger American Small Capitalization Portfolio:

     Schedule of Investments ..............................................    6

     Financial Highlights .................................................    9

Alger American Income and Growth Portfolio:

     Schedule of Investments ..............................................   10

     Financial Highlights .................................................   12

Alger American Balanced Portfolio:

     Schedule of Investments ..............................................   13

     Financial Highlights .................................................   16

Alger American MidCap Growth Portfolio:

     Schedule of Investments ..............................................   17

     Financial Highlights .................................................   19

Alger American Leveraged AllCap Portfolio:

     Schedule of Investments ..............................................   20

     Financial Highlights .................................................   22

Statements of Assets and Liabilities ......................................   23

Statements of Operations ..................................................   24

Statements of Changes in Net Assets .......................................   25

Notes to Financial Statements .............................................   26

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED)

================================================================================

    SHARES        COMMON STOCKS--98.6%                                  VALUE
    ------                                                              -----

                  ADVERTISING--1.1%
    220,000       Omnicom Group Inc. .........................       $18,920,000
                                                                     -----------
                  AEROSPACE--2.9%
    254,600       General Dynamics Corporation ...............        19,810,426
    432,000       United Technologies Corporation ............        31,648,320
                                                                     -----------
                                                                      51,458,746
                                                                     -----------
                  BIOTECHNOLOGY RESEARCH & PRODUCTION--2.8%
    818,000       Amgen Inc.* ................................        49,636,240
                                                                     -----------
                  CABLE--.9%
    363,100       Comcast Corp., Cl. A Special* ..............        15,758,540
                                                                     -----------
                  COMMUNICATION EQUIPMENT--1.5%
  1,415,300       Cisco Systems, Inc.* .......................        25,758,460
                                                                     -----------
                  COMMUNICATION TECHNOLOGY--5.8%
  1,125,275       AOL Time Warner Inc.* ......................        59,639,575
  1,942,500       Nokia Corporation, ADR .....................        42,812,700
                                                                     -----------
                                                                     102,452,275
                                                                     -----------
                  COMPUTER RELATED & BUSINESS EQUIPMENT--7.4%
  1,218,850       Dell Computer Corporation* .................        31,872,928
  1,579,500       EMC Corporation * ..........................        45,884,475
  3,332,300       Sun Microsystems, Inc.* ....................        52,383,756
                                                                     -----------
                                                                     130,141,159
                                                                     -----------
                  COMPUTER SERVICES--2.2%
    571,500       eBay Inc.* .................................        39,142,035
                                                                     -----------
                  COMPUTER SOFTWARE--4.4%
    579,800       Intuit Inc.* ...............................        23,186,202
    745,700       Microsoft Corporation* .....................        54,436,100
                                                                     -----------
                                                                      77,622,302
                                                                     -----------
                  CONGLOMERATE--7.3%
  1,212,350       General Electric Company ...................        59,102,063
  1,246,800       Tyco International Ltd. ....................        67,950,600
                                                                     -----------
                                                                     127,052,663
                                                                     -----------
                  ENERGY & ENERGY SERVICES--9.5%
    588,600       BJ Services Company * ......................        16,704,468
  1,187,300       Calpine Corporation * ......................        44,879,940
    355,700       Duke Energy Corporation ....................        13,875,857
    976,000       Halliburton Company ........................        34,745,600
    482,200       Nabors Industries, Inc.* ...................        17,937,840
     77,000       Smith International, Inc.* .................         4,612,300
    824,000       Transocean Sedco Forex Inc. ................        33,990,000
                                                                     -----------
                                                                     166,746,005
                                                                     -----------

                  FINANCIAL SERVICES--10.4%
  1,244,100       Citigroup Inc. .............................       $65,738,244
    151,000       First Data Corporation .....................         9,701,750
    332,350       Marsh & McLennan Companies, Inc. ...........        33,567,350
    572,700       Merrill Lynch & Co., Inc. ..................        33,932,475
    158,700       Morgan Stanley Dean Witter & Co. ...........        10,193,301
    581,800       Schwab (Charles) Corporation (The) .........         8,901,540
    594,100       Stilwell Financial, Inc. ...................        19,937,995
                                                                     -----------
                                                                     181,972,655
                                                                     -----------
                  FOOD & BEVERAGES--3.2%
  1,102,300       Philip Morris Companies Inc. ...............        55,941,725
                                                                     -----------
                  FOOD CHAINS--3.0%
    763,300       Kroger Co. (The)* ..........................        19,082,500
    710,300       Safeway Inc.* ..............................        34,094,400
                                                                     -----------
                                                                      53,176,900
                                                                     -----------
                  HEALTH CARE ADMINISTRATIVE SERVICES--2.5%
    642,150       Cardinal Health, Inc. ......................        44,308,350
                                                                     -----------
                  INSURANCE--3.3%
    682,500       American International Group, Inc. .........        58,695,000
                                                                     -----------
                  MANUFACTURING--1.5%
    480,800       Sanmina Corporation* .......................        11,255,528
    797,800       Solectron Corporation* .....................        14,599,740
                                                                     -----------
                                                                      25,855,268
                                                                     -----------
                  MEDIA--1.0%
    350,550       Viacom Inc. Cl. B* .........................        18,140,963
                                                                     -----------
                  MEDICAL DEVICES--.5%
    204,900       Medtronic, Inc. ............................         9,427,449
                                                                     -----------
                  MEDICAL SERVICES--2.6%
    877,400       Tenet Healthcare Corporation* ..............        45,265,066
                                                                     -----------
                  OIL & GAS--3.9%
    578,550       Exxon Mobil Corporation ....................        50,536,343
    256,000       Texaco Inc. ................................        17,049,600
                                                                     -----------
                                                                      67,585,943
                                                                     -----------
                  PHARMACEUTICALS--11.9%
    562,900       Abbott Laboratories ........................        27,024,829
    980,200       American Home Products Corporation .........        57,282,888
    999,800       Baxter International Inc. ..................        48,990,200
    155,750       Forest Laboratories, Inc.* .................        11,058,250
  1,612,725       Pfizer Inc. ................................        64,589,636
                                                                     -----------
                                                                     208,945,803
                                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED) (CONT'D)

================================================================================

    SHARES         COMMON STOCKS (CONT'D)                               VALUE
    ------                                                              -----

                   RETAIL--9.0%
    373,300        Best Buy Co., Inc.* .......................    $   23,712,015
    795,500        Gap, Inc. (The) ...........................        23,069,500
  1,124,000        Home Depot, Inc. ..........................        52,322,200
    233,700        Target Corporation ........................         8,086,020
  1,062,900        Wal-Mart Stores, Inc. .....................        51,869,520
                                                                  --------------
                                                                     159,059,255
                                                                  --------------
                   TOTAL COMMON STOCKS
                     (COST $1,752,091,158) ...................     1,733,062,802
                                                                  --------------

  PRINCIPAL
   AMOUNT          SHORT-TERM INVESTMENTS--.3%                          VALUE
  --------                                                              -----

                   U.S. GOVERNMENT & AGENCY OBLIGATIONS--.3%
                   Federal Home Loan Mortgage Corporation,
 $5,800,000          3.65%, 7/2/01
                     (COST $5,798,824)........................    $    5,798,824
                                                                  --------------
                   SECURITIES HELD UNDER
                     REPURCHASE AGREEMENTS
                   Securities Held Under Repurchase
                     Agreements, 3.97%, 7/2/01, with
                     Bear, Stearns & Co. Inc., dtd 6/29/01
                     repurchase price $2,808; collateralized
                     by $5,000 U.S. Treasury Bills,
                     due 11/15/01.............................             2,808
                                                                  --------------
                    TOTAL SHORT-TERM INVESTMENTS
                      (COST $5,801,632)                                5,801,632
                                                                  --------------
TOTAL INVESTMENTS
  (COST $1,757,892,790)(A)..........................      98.9%    1,738,864,434
Other Assets in Excess of Liabilities...............       1.1        19,449,631
                                                        ------    --------------
NET ASSETS..........................................     100.0%   $1,758,314,065
                                                        ======    ==============

----------
  * Non-income producing security.

(a) At June 30, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,757,892,790, amounted to $19,028,356 which consisted of aggregate gross unrealized appreciation of $149,731,051 and aggregate gross unrealized depreciation of $168,759,407.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                    SIX MONTHS                          YEAR ENDED DECEMBER 31,
                                                      ENDED       -----------------------------------------------------------------
                                                JUNE 30, 2001(I)       2000          1999          1998           1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period             $  47.27      $    64.38     $    53.22    $    42.76    $    34.33    $  31.16
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                         0.01            0.10          (0.03)         0.09          0.13        0.12
   Net realized and unrealized gain
     (loss) on investments                             (1.99)          (8.75)         16.66         18.32          8.66        4.00
-----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                (1.98)          (8.65)         16.63         18.41          8.79        4.12
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                (0.10)             --          (0.08)        (0.13)        (0.13)      (0.02)
   Distributions from net realized gains               (5.53)          (8.46)         (5.39)        (7.82)        (0.23)      (0.93)
-----------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                             (5.63)          (8.46)         (5.47)        (7.95)        (0.36)      (0.95)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                   $  39.66      $    47.27  $       64.38       $ 53.22      $  42.76    $  34.33
===================================================================================================================================
   Total Return                                        (4.88%)        (14.77%)        33.74%        48.07%        25.75%      13.35%
===================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)    $1,758,314      $1,809,937     $3,387,526    $1,905,719    $1,072,529    $991,028
===================================================================================================================================
     Ratio of expenses to average net assets            0.79%           0.79%          0.79%         0.79%         0.79%       0.79%
===================================================================================================================================
     Ratio of net investment income (loss) to
       average net assets                               0.04%           0.12%         (0.03%)        0.25%         0.27%       0.50%
===================================================================================================================================
     Portfolio Turnover Rate                           37.94%         108.27%        135.13%       127.38%       129.50%      82.86%
===================================================================================================================================

(i) Unaudited. Ratios have been annualized; total return has not been annualized.




                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED)

================================================================================

   SHARES     COMMON STOCKS--83.7%                                      VALUE
   -------                                                              -----

              BANKS--1.0%
   201,400    Southwest Bancorporation of Texas, Inc.* ...........   $ 6,084,294
                                                                     -----------
              BIOTECHNOLOGY RESEARCH & PRODUCTION--5.8%
   126,700    Albany Molecular Research, Inc.* ...................     4,815,867
   115,100    Aviron* ............................................     6,560,700
    24,900    Celgene Corporation* ...............................       718,365
    92,900    Charles River Laboratories International, Inc.* ....     3,228,275
   149,700    Enzon, Inc.* .......................................     9,356,250
    97,750    IDEC Pharmaceuticals Corporation* ..................     6,616,698
     2,150    NPS Pharmaceuticals, Inc.* .........................        86,430
   128,600    Scios Inc.* ........................................     3,216,286
                                                                     -----------
                                                                      34,598,871
                                                                     -----------
              BUILDING & CONSTRUCTION--2.0%
   320,950    Dal-Tile International Inc.* .......................     5,953,623
   120,009    D.R. Horton, Inc. ..................................     2,724,204
    92,100    Toll Brothers, Inc.* ...............................     3,620,451
                                                                     -----------
                                                                      12,298,278
                                                                     -----------
              BUSINESS SERVICES--1.7%
   138,100    MatrixOne Inc.* ....................................     3,202,539
    55,900    Rent-A-Center, Inc.* ...............................     2,940,340
   126,250    Resources Connection, Inc.* ........................     3,262,300
    80,000    Viewpoint Corporation* .............................       680,000
                                                                     -----------
                                                                      10,085,179
                                                                     -----------
              COMMERCIAL SERVICES--1.4%
   195,200    Corporate Executive Board Co.* .....................     8,198,400
                                                                     -----------
              COMMUNICATION EQUIPMENT--1.5%
   318,800    ONI Systems Corp.* .................................     8,894,520
                                                                     -----------
              COMMUNICATION TECHNOLOGY--.8%
    58,575    Avocent Corporation* ...............................     1,332,581
    70,200    Digital Lightwave, Inc.* ...........................     2,594,592
    25,300    Pixelworks, Inc.* ..................................       904,222
                                                                     -----------
                                                                       4,831,395
                                                                     -----------
              COMPUTER RELATED & BUSINESS EQUIPMENT--.2%
    54,900    Photon Dynamics, Inc.* .............................     1,482,300
                                                                     -----------
              COMPUTER SERVICES--1.0%
   338,935    Exult Inc.* ........................................     5,778,842
                                                                     -----------
              COMPUTER SOFTWARE--5.1%
   132,900    Informatica Corporation* ...........................     2,307,144
   180,300    Manugistics Group, Inc.* ...........................     4,525,530
   120,100    Mercury Interactive Corporation* ...................     7,193,990
   124,500    Micromuse Inc.* ....................................     3,484,755
   143,807    Netegrity, Inc.* ...................................     4,314,210
   111,300    Openwave Systems Inc.* .............................     3,862,110
    64,800    Simplex Solutions, Inc.* ...........................     1,535,760
   212,900    SpeechWorks International Inc.* ....................     3,342,530
                                                                     -----------
                                                                      30,566,029
                                                                     -----------

              COMPUTER TECHNOLOGY--3.5%
   239,900    Flextronics International Ltd.* ..............           6,263,789
   307,050    Research in Motion Limited* ..................           9,902,363
   103,900    Synopsys, Inc.* ..............................           5,027,721
                                                                     -----------
                                                                      21,193,873
                                                                     -----------
              CONSUMER PRODUCTS--1.3%
   112,100    Blyth Inc. ...................................           2,882,091
   195,550    Church & Dwight Co. Inc. .....................           4,976,748
                                                                     -----------
                                                                       7,858,839
                                                                     -----------
              DIVERSIFIED FINANCIAL SERVICES--1.4%
   138,570    BISYS Group, Inc. (The)* .....................           8,175,630
                                                                     -----------
              EDUCATION--4.2%
   139,000    Career Education Corporation* ................           8,326,100
   210,600    Corinthian Colleges, Inc.* ...................           9,912,942
    85,600    Education Management Corporation* ............           3,428,280
    71,800    Strayer Education, Inc. ......................           3,500,250
                                                                     -----------
                                                                      25,167,572
                                                                     -----------
              ELECTRONICS--2.5%
   205,300    DDi Corp.* ...................................           4,106,000
   161,750    Keithley Instruments, Inc. ...................           3,445,275
    40,200    Mettler-Toledo International Inc.* ...........           1,738,650
   176,300    Plexus Corp.* ................................           5,817,900
                                                                     -----------
                                                                      15,107,825
                                                                     -----------
              ENERGY--1.6%
   128,350    Arch Coal, Inc. ..............................           3,320,414
    62,955    Swift Energy Company* ........................           1,896,834
   151,350    Veritas DGC Inc.* ............................           4,199,963
                                                                     -----------
                                                                       9,417,211
                                                                     -----------
              ENERGY & ENERGY SERVICES--2.1%
   104,200    Aquila, Inc.* ................................           2,568,530
    76,500    Global Power Equipment Group Inc.* ...........           2,241,450
   155,450    Horizon Offshore, Inc.* ......................           2,098,575
    26,300    Peabody Energy Corporation* ..................             861,325
    83,200    Smith International, Inc.* ...................           4,983,680
                                                                     -----------
                                                                      12,753,560
                                                                     -----------
              FINANCIAL INFORMATION SERVICES--1.4%
   239,135    FactSet Research Systems Inc. ................           8,537,120
                                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED) (CONT'D)

================================================================================

   SHARES       COMMON STOCKS (CONT'D)                                  VALUE
  --------                                                              -----

                FINANCIAL SERVICES--2.0%
    107,950     Boston Private Financial Holdings, Inc. ........     $ 2,418,080
     91,600     Investors Financial Services Corp. .............       6,137,200
    103,300     UCBH Holdings, Inc. ............................       3,135,155
                                                                     -----------
                                                                      11,690,435
                                                                     -----------
                FOOD & BEVERAGES--.8%
    123,600     Constellation Brands, Inc.* ....................       5,067,600
                                                                     -----------
                HEALTH CARE--1.8%
    195,180     Express Scripts, Inc.* .........................      10,740,755
                                                                     -----------
                HEALTH CARE ADMINISTRATIVE SERVICES--2.3%
    249,135     AmeriSource Health Corporation Cl. A* ..........      13,777,166
                                                                     -----------
                HEALTH CARE FACILITIES--1.0%
    134,570     LifePoint Hospitals, Inc.* .....................       5,958,760
                                                                     -----------
                HEALTH CARE MANAGEMENT SERVICES--1.4%
     63,400     Eclipsys Corporation* ..........................       1,781,540
    207,850     MID Atlantic Medical Services, Inc.* ...........       3,726,751
     99,465     Orthodontic Centers of America, Inc.* ..........       3,022,741
                                                                     -----------
                                                                       8,531,032
                                                                     -----------
                HOTELS--.7%
    180,050     Orient-Express Hotels Ltd. Cl. A*+ .............       3,970,103
                                                                     -----------
                INVESTMENT MANAGEMENT COMPANIES--2.5%
    105,390     Affiliated Managers Group, Inc.* ...............       6,481,485
    269,050     Federated Investors, Inc. Cl. B ................       8,663,410
                                                                     -----------
                                                                      15,144,895
                                                                     -----------
                LEISURE & ENTERTAINMENT--.3%
     73,300     Shuffle Master, Inc.* ..........................       1,539,300
                                                                     -----------
                MACHINERY--OIL WELL EQUIPMENT & SERVICES--1.1%
     99,100     Hydril Company* ................................       2,256,507
    255,985     Patterson-UTI Energy, Inc.* ....................       4,574,452
                                                                     -----------
                                                                       6,830,959
                                                                     -----------
                MEDICAL & DENTAL INSTRUMENTS & SUPPLIES--1.0%
    265,200     Cytyc Corporation* .............................       6,112,860
                                                                     -----------
                MEDICAL SERVICES--6.4%
     92,700     Accredo Health, Incorporated* ..................       3,447,513
    169,600     Caremark Rx, Inc.* .............................       2,789,920
     63,000     Invitrogen Corporation* ........................       4,523,400
    142,400     Laboratory Corporation of America Holdings* ....      10,950,560
    267,400     Province Healthcare Company* ...................       9,436,546
    149,831     RehabCare Group, Inc.* .........................       7,221,854
                                                                     -----------
                                                                      38,369,793
                                                                     -----------

    SHARES                                                              VALUE
   -------                                                              -----

               MEDICAL TECHNOLOGY--.8%
    52,200     Cerner Corporation* ..............................    $ 2,192,400
    60,300     Digene Corporation* ..............................      2,460,240
                                                                     -----------
                                                                       4,652,640
                                                                     -----------
               METAL FABRICATING--1.6%
   243,625     Shaw Group Inc. (The)* ...........................      9,769,362
                                                                     -----------
               OIL & GAS--2.2%
    65,300     Cabot Oil & Gas Corporation ......................      1,593,320
   302,850     Grey Wolf, Inc.* .................................      1,211,400
   205,180     Spinnaker Exploration Company* ...................      8,178,475
   102,210     St. Mary Land & Exploration Company ..............      2,387,625
                                                                     -----------
                                                                      13,370,820
                                                                     -----------
               PHARMACEUTICALS--3.3%
    80,000     Barr Laboratories, Inc.* .........................      5,632,800
    25,700     CV Therapeutics, Inc.* ...........................      1,464,900
    89,860     First Horizon Pharmaceutical Corporation* ........      2,884,505
    84,200     InterMune Inc.* ..................................      2,999,204
   175,000     Ligand Pharmaceuticals Incorporated* .............      1,977,500
    94,500     OSI Pharmaceuticals, Inc.* .......................      4,969,755
                                                                     -----------
                                                                      19,928,664
                                                                     -----------
               PRODUCTION TECHNOLOGY EQUIPMENT--1.2%
   103,177     DuPont Photomasks, Inc.* .........................      4,978,290
    92,700     Photronics Inc.* .................................      2,378,682
                                                                     -----------
                                                                       7,356,972
                                                                     -----------
               RESTAURANTS--4.6%
    77,550     Applebee's International, Inc. ...................      2,481,600
   165,150     California Pizza Kitchen, Inc.* ..................      3,839,737
   122,400     CEC Entertainment Inc.* ..........................      6,040,440
   341,075     Cheesecake Factory Incorporated* .................      9,652,423
   317,400     Ruby Tuesday, Inc. ...............................      5,427,540
                                                                     -----------
                                                                      27,441,740
                                                                     -----------
               RETAIL--4.3%
   144,850     Abercrombie & Fitch Co., Cl. A* ..................      6,445,825
   128,600     American Eagle Outfitters Inc.* ..................      4,531,864
   149,050     Coach, Inc.* .....................................      5,671,352
   124,100     Duane Reade Inc.* ................................      4,033,250
    91,920     Tweeter Home Entertainment Group, Inc.* ..........      3,244,776
    84,650     Yankee Candle Company, Inc. (The)*+ ..............      1,607,504
                                                                     -----------
                                                                      25,534,571
                                                                     -----------
               SCIENTIFIC EQUIPMENT & SUPPLIERS--1.5%
    42,900     FEI Company* .....................................      1,758,900
   266,675     Newport Corporation ..............................      7,066,888
                                                                     -----------
                                                                       8,825,788
                                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS (CONT'D)                                   VALUE
  --------                                                             -----

              SEMICONDUCTOR CAPITAL EQUIPMENT--2.0%
   92,400     Advanced Energy Industries, Inc.* ...............   $   3,813,347
   55,200     Brooks Automation, Inc.* ........................       2,544,720
  137,675     Varian Semiconductor Equipment
                Associates, Inc.* .............................       5,782,350
                                                                     -----------
                                                                     12,140,417
                                                                     -----------

              SEMICONDUCTORS--2.4%
  136,800     Cirrus Logic, Inc.* .............................       3,150,503
   35,050     Elantec Semiconductor, Inc.* ....................       1,184,340
  142,420     Exar Corporation* ...............................       2,814,219
  383,000     Integrated Circuit Systems, Inc.* ...............       7,353,600
                                                                   ------------
                                                                     14,502,662
                                                                   ------------
              TOTAL COMMON STOCKS
                (COST $492,591,318) ...........................     502,287,032
                                                                   ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--22.0%                            VALUE
   -------                                                             -----

              U.S. GOVERNMENT &AGENCY OBLIGATIONS--22.0%
$131,900,000  Federal Home Loan Mortgage Corporation,
                3.65%, 7/2/01
                (COST $131,873,254) ...........................    $131,873,254
                                                                   ------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 3.97%, 7/2/01, with
                Bear, Stearns & Co. Inc., dtd 6/29/01,
                repurchase price $70,254; collateralized
                by $75,000 U.S. Treasury Bills,
                due 11/15/01 ..................................          70,230
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $131,943,484) ...........................     131,943,484
                                                                   ------------
TOTAL INVESTMENTS
  (COST $624,534,802)(A) ..............................    105.7%   634,230,516
Liabilities in Excess of Other Assets .................     (5.7)   (34,012,514)
                                                          ------   ------------
NET ASSETS ............................................    100.0%  $600,218,002
                                                          ======   ============

----------
  * Non-income producing security. + Securities partially or fully on loan.
(a) At June 30, 2001, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $624,534,802, amounted to $9,695,714 which consisted of aggregate gross unrealized appreciation of $60,158,666 and aggregate gross unrealized depreciation of $50,462,952.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                  SIX MONTHS                          YEAR ENDED DECEMBER 31,
                                                    ENDED       -------------------------------------------------------------------
                                               JUNE 30, 2001(I)    2000         1999          1998        1997          1996
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period           $  23.49      $  55.15     $  43.97      $    43.75   $  40.91     $    39.41
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                      (0.01)(ii)     0.01(ii)    (0.12)(ii)      (0.02)     (0.05)(ii)     (0.04)(ii)
   Net realized and unrealized gain
     (loss) on investments                           (4.94)       (12.80)       16.98            6.30       4.45           1.70
-----------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations            (4.95)       (12.79)       16.86            6.28       4.40           1.66
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.01)           --           --              --         --             --
   Distributions from net realized gains                --        (18.87)       (5.68)          (6.06)     (1.56)         (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
         Total Distributions                         (0.01)       (18.87)       (5.68)          (6.06)     (1.56)         (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                 $  18.53      $  23.49     $  55.15      $    43.97   $  43.75     $    40.91
===================================================================================================================================
   Total Return                                     (21.08%)      (27.20%)      43.42%          15.53%     11.39%          4.18%
===================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)    $600,218      $700,370     $674,864      $1,216,584   $997,586     $1,469,518
===================================================================================================================================
     Ratio of expenses to average net assets          0.91%         0.90%        0.90%           0.89%      0.89%          0.88%
===================================================================================================================================
     Ratio of net investment income (loss) to
       average net assets                            (0.10%)        0.03%       (0.28%)         (0.20%)    (0.12%)        (0.09%)
===================================================================================================================================
     Portfolio Turnover Rate                         83.98%       217.69%      182.25%         142.90%    104.43%        110.04%
===================================================================================================================================

 (i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.




                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED)

   SHARES        COMMON STOCKS--91.2%                                   VALUE
   -------                                                              -----

                 ADVERTISING--5%
     8,500       Omnicom Group Inc. ...........................       $  731,000
                                                                      ----------
                 AEROSPACE--5.1%
    43,950       General Dynamics Corporation .................        3,419,750
    59,800       United Technologies Corporation ..............        4,380,948
                                                                      ----------
                                                                       7,800,698
                                                                      ----------
                 BIOTECHNOLOGY RESEARCH & PRODUCTION--2.2%
    55,500       Amgen Inc.* ..................................        3,367,740
                                                                      ----------
                 BUSINESS SERVICES--2.1%
    81,700       Paychex, Inc. ................................        3,268,000
                                                                      ----------
                 CABLE--1.8%
    61,500       Comcast Corp., Cl. A Special* ................        2,669,100
                                                                      ----------
                 COMMUNICATION EQUIPMENT--1.1%
    91,000       Cisco Systems, Inc.* .........................        1,656,200
                                                                      ----------
                 COMMUNICATION TECHNOLOGY--4.6%
    50,000       AOL Time Warner Inc.* ........................        2,650,000
   200,000       Nokia Corporation, ADR .......................        4,408,000
                                                                      ----------
                                                                       7,058,000
                                                                      ----------
                 COMPUTER RELATED & BUSINESS EQUIPMENT--1.1%
   105,000       Sun Microsystems, Inc.* ......................        1,650,600
                                                                      ----------
                 COMPUTER SERVICES--2.3%
    50,000       eBay Inc.* ...................................        3,424,500
                                                                      ----------
                 CONGLOMERATE--4.0%
    60,200       General Electric Company .....................        2,934,750
    57,800       Tyco International Ltd. ......................        3,150,100
                                                                      ----------
                                                                       6,084,850
                                                                      ----------
                 ENERGY & ENERGY SERVICES--2.2%
    56,500       Duke Energy Corporation ......................        2,204,065
    29,300       Transocean Sedco Forex Inc. ..................        1,208,625
                                                                      ----------
                                                                       3,412,690
                                                                      ----------

    SHARES                                                              VALUE
   -------                                                              -----

                 FINANCIAL SERVICES--23.6%
      56,900     Bank of New York Company, Inc. (The) .........     $  2,731,200
     143,666     Citigroup Inc. ...............................        7,591,311
      57,900     First Data Corporation .......................        3,720,075
      45,800     Marsh & McLennan Companies, Inc. .............        4,625,800
      79,400     Merrill Lynch & Co., Inc. ....................        4,704,450
      88,800     Morgan Stanley Dean Witter & Co. .............        5,703,624
      37,000     Northern Trust Corporation ...................        2,312,500
      70,000     Schwab (Charles) Corporation (The) ...........        1,071,000
     102,300     Stilwell Financial, Inc. .....................        3,433,187
                                                                    ------------
                                                                      35,893,147
                                                                    ------------
                 FOOD & BEVERAGES--3.9%
     115,600     Philip Morris Companies Inc. .................        5,866,700
                                                                    ------------
                 HEALTH CARE--1.0%
      25,000     Teva Pharmaceutical Industries Ltd. ADR ......        1,557,500
                                                                    ------------
                 HEALTH CARE ADMINISTRATIVE SERVICES--3.8%
      84,400     Cardinal Health, Inc. ........................        5,823,600
                                                                    ------------
                 INDUSTRIAL EQUIPMENT--.4%
      21,250     Waters Corporation* ..........................          586,713
                                                                    ------------
                 INSURANCE--3.4%
      60,946     American International Group, Inc. ...........        5,241,356
                                                                    ------------
                 MEDICAL DEVICES--.5%
      15,600     Medtronic, Inc. ..............................          717,756
                                                                    ------------
                 PHARMACEUTICALS--14.7%
     100,600     Abbott Laboratories ..........................        4,829,806
      81,600     American Home Products Corporation ...........        4,768,704
      79,200     Baxter International Inc. ....................        3,880,800
      74,600     Eli Lilly and Company ........................        5,520,400
      85,437     Pfizer Inc. ..................................        3,421,752
                                                                    ------------
                                                                      22,421,462
                                                                    ------------
                 RETAIL--12.9%
     119,600     Gap, Inc. (The) ..............................        3,468,400
     150,400     Home Depot, Inc. .............................        7,001,120
      91,700     Target Corporation ...........................        3,172,820
     121,750     Wal-Mart Stores, Inc. ........................        5,941,400
                                                                    ------------
                                                                      19,583,740
                                                                    ------------
                 TOTAL COMMON STOCKS
                   (COST $140,195,574) ........................      138,815,352
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED) (CONT'D)

================================================================================

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--9.2%                VALUE
   -------                                                -----
              U.S. GOVERNMENT &AGENCY OBLIGATIONS--9.1%
$13,900,000   Federal Home Loan Mortgage Corporation,
                3.65%, 7/2/01
                (COST $13,897,182) ............................    $ 13,897,182
                                                                   ------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 3.97%, 7/2/01, with
                Bear, Stearns & Co. Inc., dtd 6/29/01,
                repurchase price $65,959; collateralized
                by $70,000 U.S. Treasury Bills,
                due 11/15/01 ..................................          65,937
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $13,963,119) ............................      13,963,119
                                                                   ------------
TOTAL INVESTMENTS
  (COST $154,158,693)(A) ...........................     100.4%     152,778,471
Liabilities in Excess of Other Assets ..............       (.4)        (669,977)
                                                         -----     ------------
NET ASSETS .........................................     100.0%    $152,108,494
                                                         =====     ============
----------
  * Non-income producing security.
(a) At June 30, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $154,158,693, amounted to $1,380,222 which consisted of aggregate gross unrealized appreciation of $10,483,284 and aggregate gross unrealized depreciation of $11,863,506.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                   SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                                      ENDED         ----------------------------------------------------------------
                                                JUNE 30, 2001(I)    2000         1999         1998          1997           1996
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period            $  13.26      $  17.58      $ 13.12      $ 10.99       $  8.42        $ 17.79
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                               0.03          0.05         0.00         0.03          0.03           0.09(ii)
   Net realized and unrealized gain
     (loss) on investments                            (1.28)        (0.44)        5.26         3.30          2.94           1.87
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations               (1.25)        (0.39)        5.26         3.33          2.97           1.96
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income               (0.05)        (0.01)       (0.03)       (0.04)        (0.04)         (0.33)
   Distributions from net realized gains              (0.83)        (3.92)       (0.77)       (1.16)        (0.36)        (11.00)
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                            (0.88)        (3.93)       (0.80)       (1.20)        (0.40)        (11.33)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                  $  11.13      $  13.26      $ 17.58      $ 13.12       $ 10.99      $    8.42
====================================================================================================================================
   Total Return                                       (9.78%)       (1.27%)      42.45%       32.39%        36.29%         19.68%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)     $152,108      $150,783      $91,250      $77,926       $47,399        $20,910
====================================================================================================================================
     Ratio of expenses to average net assets           0.71%         0.70%        0.70%        0.70%         0.74%          0.81%
====================================================================================================================================
     Ratio of net investment income to
       average net assets                              0.68%         0.43%        0.03%        0.31%         0.56%          0.94%
====================================================================================================================================
     Portfolio Turnover Rate                          41.27%       142.43%      193.23%      131.67%       150.09%        121.60%
====================================================================================================================================

 (i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the year.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED)

================================================================================

   SHARES        COMMON STOCKS--45.9%                                   VALUE
   -------                                                              -----
                 ADVERTISING--.3%
     5,900       Omnicom Group Inc. ...........................       $  507,400
                                                                      ----------
                 AEROSPACE--1.1%
     9,000       General Dynamics Corporation .................          700,290
    13,850       United Technologies Corporation ..............        1,014,651
                                                                      ----------
                                                                       1,714,941
                                                                      ----------
                 BIOTECHNOLOGY RESEARCH & PRODUCTION--1.1%
    29,800       Amgen Inc.* ..................................        1,808,264
                                                                      ----------
                 CABLE--.3%
    10,000       Comcast Corp., Cl. A Special* ................          434,000
                                                                      ----------
                 COMMUNICATION EQUIPMENT--.7%
    56,900       Cisco Systems, Inc.* .........................        1,035,580
                                                                      ----------
                 COMMUNICATION TECHNOLOGY--2.7%
    46,450       AOL Time Warner Inc.* ........................        2,461,850
    85,000       Nokia Corporation, ADR .......................        1,873,400
                                                                      ----------
                                                                       4,335,250
                                                                      ----------
                 COMPUTER RELATED & BUSINESS EQUIPMENT--3.8%
    55,350       Dell Computer Corporation* ...................        1,447,403
    81,500       EMC Corporation * ............................        2,367,575
   141,300       Sun Microsystems, Inc.* ......................        2,221,236
                                                                      ----------
                                                                       6,036,214
                                                                      ----------
                 COMPUTER SERVICES--1.0%
    24,700       eBay Inc.* ...................................        1,691,702
                                                                      ----------
                 COMPUTER SOFTWARE--2.2%
    32,000       Intuit Inc.* .................................        1,279,680
    30,000       Microsoft Corporation* .......................        2,190,000
                                                                      ----------
                                                                       3,469,680
                                                                      ----------
                 CONGLOMERATE--3.0%
    52,300       General Electric Company .....................        2,549,625
    40,850       Tyco International Ltd. ......................        2,226,325
                                                                      ----------
                                                                       4,775,950
                                                                      ----------
                 ENERGY & ENERGY SERVICES--4.2%
    19,400       BJ Services Company * ........................          550,572
    49,700       Calpine Corporation * ........................        1,878,660
    14,800       Duke Energy Corporation ......................          577,348
    36,650       Halliburton Company ..........................        1,304,740
    18,300       Nabors Industries, Inc.* .....................          680,760
     3,700       Smith International, Inc.* ...................          221,630
    33,850       Transocean Sedco Forex Inc. ..................        1,396,313
                                                                      ----------
                                                                       6,610,023
                                                                      ----------

   SHARES                                                               VALUE
   -------                                                              -----
                 FINANCIAL SERVICES--5.0%
    48,266       Citigroup Inc. ...............................       $2,550,375
    12,050       First Data Corporation .......................          774,213
    13,750       Marsh & McLennan Companies, Inc. .............        1,388,750
    31,700       Merrill Lynch & Co., Inc. ....................        1,878,225
     6,900       Morgan Stanley Dean Witter & Co. .............          443,187
    21,450       Schwab (Charles) Corporation (The) ...........          328,185
    18,600       Stilwell Financial, Inc. .....................          624,216
                                                                      ----------
                                                                       7,987,151
                                                                      ----------
                 FOOD & BEVERAGES--1.6%
    49,600       Philip Morris Companies Inc. .................        2,517,200
                                                                      ----------
                 FOOD CHAINS--1.5%
    20,900       Kroger Co. (The)* ............................          522,500
    37,300       Safeway Inc.* ................................        1,790,400
                                                                      ----------
                                                                       2,312,900
                                                                      ----------
                 HEALTH CARE ADMINISTRATIVE SERVICES--1.5%
    33,450       Cardinal Health, Inc. ........................        2,308,050
                                                                      ----------
                 INSURANCE--1.7%
    31,400       American International Group, Inc. ...........        2,700,400
                                                                      ----------
                 MANUFACTURING--.6%
    19,100       Sanmina Corporation* .........................          447,131
    29,700       Solectron Corporation* .......................          543,510
                                                                      ----------
                                                                         990,641
                                                                      ----------
                 MEDIA--.5%
    15,200       Viacom Inc. Cl. B* ...........................          786,600
                                                                      ----------
                 MEDICAL DEVICES--.2%
     7,600       Medtronic, Inc. ..............................          349,675
                                                                      ----------
                 MEDICAL SERVICES--1.2%
    37,100       Tenet Healthcare Corporation* ................        1,913,989
                                                                      ----------
                 OIL & GAS--1.8%
    21,600       Exxon Mobil Corporation ......................        1,886,760
    14,100       Texaco Inc. ..................................          939,060
                                                                      ----------
                                                                       2,825,820
                                                                      ----------
                 PHARMACEUTICALS--5.0%
    22,800       Abbott Laboratories ..........................        1,094,628
    39,888       American Home Products Corporation ...........        2,331,055
    38,000       Baxter International Inc. ....................        1,862,000
     6,200       Forest Laboratories, Inc.* ...................          440,200
    56,475       Pfizer Inc. ..................................        2,261,824
                                                                      ----------
                                                                       7,989,707
                                                                      ----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS (CONT'D)                                   VALUE
   -------                                                             -----
              RETAIL--4.9%
   16,400     Best Buy Co., Inc.* .................................  $ 1,041,728
   51,000     Gap, Inc. (The) .....................................    1,479,000
   53,200     Home Depot, Inc. ....................................    2,476,460
   17,800     Target Corporation ..................................      615,880
   45,250     Wal-Mart Stores, Inc. ...............................    2,208,200
                                                                     -----------
                                                                       7,821,268
                                                                     -----------
              TOTAL COMMON STOCKS
                (COST $74,068,762) ................................   72,922,405
                                                                     -----------
  PRINCIPAL
   AMOUNT     CORPORATE BONDS--16.6%
   ------

              BANKS--.9%
$ 1,500,000   Wells Fargo & Co., Sr. Global Notes,
                5.90%, 5/21/06 ....................................    1,497,300
                                                                     -----------
              COMMUNICATION SERVICES--.8%
1,250,000     SBC Communications Inc.,
                6.25%, 3/15/11 ....................................    1,209,275
                                                                     -----------
              CONGLOMERATE--.3%
  500,000     Loews Corp.,
                7.625%, 6/1/23 .....................................     490,455
                                                                     -----------
              ELECTRIC & GAS COMPANIES--.5%
  400,000     Potomac Electric Power Co.,
                7.00%, 1/15/24 .....................................     372,420
  500,000     Washington Gas Light Co., Medium Term Notes,
                6.51%, 8/18/08 .....................................     493,190
                                                                     -----------
                                                                         865,610
                                                                     -----------
              FINANCE--.8%
1,250,000     Household Finance Corp.,
                7.20%, 7/15/06 .....................................   1,299,625
                                                                     -----------
              FINANCIAL SERVICES--6.9%
1,000,000     Bank of America Corp.,
                7.125%, 9/15/06 ....................................   1,044,540
  500,000     Block Financial Corp.,
                8.50%, 4/15/07 .....................................     526,620
  260,000     Chase Manhattan Corporation,
                8.50%, 2/15/02 .....................................     266,318
1,300,000     CIT Group, Inc.,
                7.125%, 10/15/04 ...................................   1,342,822
1,000,000     Citigroup Inc.,
                6.50%, 1/18/11 .....................................     992,210
2,200,000     Countrywide Home Loan Inc.,
                6.935%, 7/16/07 ....................................   2,151,930
1,500,000     FleetBoston Financial Corp.,
                7.25%, 9/15/05 .....................................   1,570,980
  800,000     Goldman, Sachs Group,
                6.65%, 5/15/09 .....................................     789,784
1,000,000     International Lease Finance Corp.,
                6.00%, 6/15/03 .....................................   1,018,160
1,250,000     Merrill Lynch & Co., Inc.,
                6.00%, 2/17/0 ......................................   1,206,925
                                                                     -----------
                                                                      10,910,289
                                                                     -----------

 PRINCIPAL
   AMOUNT                                                               VALUE
   -------                                                              -----

              FOOD CHAINS--.6%
1,000,000     Safeway Inc.,
                6.15%, 3/1/06 ......................................     994,730
                                                                     -----------
              INSURANCE--.7%
1,000,000     GE Global Insurance,
                7.50%, 6/15/10 .....................................   1,077,440
                                                                     -----------
              LEISURE & ENTERTAINMENT--.9%
1,500,000     Disney (Walt) Company,
                4.875%, 7/2/04 .....................................   1,484,355
                                                                     -----------
              OIL & GAS--1.6%
1,500,000     Baker Hughes Inc.,
                6.25%, 1/15/09 .....................................   1,476,075
1,080,000     Chevron Corp.,
                6.625%, 10/1/04 ....................................   1,121,753
                                                                     -----------
                                                                       2,597,828
                                                                     -----------
              RETAIL--1.8%
1,500,000     Target Corporation,
                6.35%, 1/15/11 .....................................   1,471,230
1,250,000     Wal-Mart Stores, Inc.,
                6.55%, 8/10/04 .....................................   1,297,200
                                                                     -----------
                                                                       2,768,430
                                                                     -----------
              UTILITIES--.8%
1,250,000     Duke Capital Corp.,
                7.25%, 10/1/04 .....................................   1,300,175
                                                                     -----------
              TOTAL CORPORATE BONDS
                (COST $26,404,298) .................................  26,495,512
                                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED) (CONT'D)

================================================================================

  PRINCIPAL        U.S. GOVERNMENT & AGENCY
   AMOUNT            OBLIGATIONS--26.0%                                 VALUE
   -------                                                              -----
                   Federal Farm Credit Banks,
$2,000,000           6.80%, 10/12/07 ......................           $2,104,060
 2,000,000           5.87%, 9/2/08 ........................            1,996,860
 1,000,000           5.75%, 1/18/11 .......................              968,500
                   Federal Home Loan Banks,
 1,260,000           5.765%, 3/18/03 ......................            1,286,750
 2,000,000           5.25%, 2/13/04 .......................            2,015,320
 1,500,000           7.25%, 5/13/05 .......................            1,598,205
 1,000,000           6.375%, 8/15/06 ......................            1,032,290
 1,000,000           6.75%, 8/15/07 .......................            1,049,540
 2,000,000           5.875%, 11/15/07 .....................            2,005,360
 1,000,000           5.89%, 6/30/08 .......................              998,720
                   Federal Home Loan Mortgage Corporation,
 1,000,000           5.125%, 11/4/04 ......................              994,950
 1,000,000           5.65%, 4/25/06 .......................              996,980
 1,115,000           7.10%, 4/10/07 .......................            1,189,504
   800,000           5.75%, 4/15/08 .......................              794,248
   600,000           7.08%, 3/17/14 .......................              593,814
                   Federal National Mortgage Association,
 1,000,000           7.125%, 2/15/05 ......................            1,060,080
   500,000           6.96%, 4/2/07 ........................              529,375
 2,000,000           6.08%, 12/15/10 ......................            1,987,240
   633,000           7.00%, 3/4/13 ........................              626,569
   400,000           6.75%, 2/4/28 ........................              374,752
                   Student Loan Marketing Association,
 1,000,000           5.25%, 3/15/06 .......................              987,060
                   U.S. Treasury Notes,
   800,000           6.125%, 12/31/01 .....................              809,504
 1,000,000           6.50%, 3/31/02 .......................            1,019,530
 1,500,000           6.375%, 4/30/02 ......................            1,530,705
 2,000,000           6.25%, 7/31/02 .......................            2,048,440
   800,000           6.25%, 2/15/03 .......................              825,248
   800,000           6.00%, 8/15/04 .......................              830,504
 1,000,000           5.875%, 11/15/04 .....................            1,034,220
 1,500,000           6.50%, 5/15/05 .......................            1,586,250
 3,000,000           5.75%, 11/15/05 ......................            3,090,000
   800,000           6.50%, 10/15/06 ......................              851,872
 1,500,000           6.125%, 8/15/07 ......................            1,573,365
   800,000           5.625%, 5/15/08 ......................              816,624
                                                                    ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (COST $40,465,485) ......................................           41,206,439
                                                                    ------------

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--11.0%                             VALUE
   ------                                                               -----
              U.S.GOVERNMENT &AGENCY
                OBLIGATIONS--10.9%
$17,300,000   Federal Home Loan Mortgage Corporation,
                3.65%, 7/2/01
                (COST $17,296,492) ........................         $ 17,296,492
                                                                    ------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 3.97%, 7/2/01, with
                Bear, Stearns & Co. Inc., dtd 6/29/01
                repurchase price $97,868; collateralized
                by $105,000 U.S. Treasury Bills,
                due 8/2/01 .................................              97,836
                                                                    ------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $17,394,328) .........................          17,394,328
                                                                    ------------
TOTAL INVESTMENTS
  (COST $158,332,873)(A) ..............................      99.5%   158,018,684
Other Assets in Excess of Liabilities .................        .5        763,544
                                                            -----   ------------
NET ASSETS ............................................     100.0%  $158,782,228
                                                            =====   ============

--------------------------------------------------------------------------------
  * Non-income producing security.
(a) At June 30, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $158,332,873, amounted to $314,189 which consisted of aggregate gross unrealized appreciation of $6,873,174 and aggregate gross unrealized depreciation of $7,187,363.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                   SIX MONTHS                        YEAR ENDED DECEMBER 31,
                                                     ENDED      --------------------------------------------------------------------
                                               JUNE 30, 2001(I)   2000           1999        1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period           $  13.77      $ 15.57        $ 12.98     $ 10.76       $  9.24        $ 13.64
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                              0.10         0.20           0.15        0.19          0.17           0.21(ii)
   Net realized and unrealized gain
     (loss) on investments                           (0.22)       (0.61)          3.45        3.02          1.63           1.01
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations              (0.12)       (0.41)          3.60        3.21          1.80           1.22
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.20)       (0.13)         (0.17)      (0.18)        (0.12)         (0.73)
   Distributions from net realized gains             (0.24)       (1.26)         (0.84)      (0.81)        (0.16)         (4.89)
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                           (0.44)       (1.39)         (1.01)      (0.99)        (0.28)         (5.62)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                 $  13.21      $ 13.77        $ 15.57     $ 12.98       $ 10.76        $  9.24
====================================================================================================================================
   Total Return                                      (0.96%)      (2.76%)        29.21%      31.51%        19.82%         10.17%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)    $158,782     $115,894        $56,327     $28,208       $16,614        $10,486
====================================================================================================================================
     Ratio of expenses to average net assets          0.84%        0.88%          0.93%       0.92%         1.01%          1.14%
====================================================================================================================================
     Ratio of net investment income to
       average net assets                             2.74%        2.40%          1.66%       2.09%         2.14%          2.06%
====================================================================================================================================
     Portfolio Turnover Rate                         34.35%       63.37%        118.74%      94.64%       105.01%         68.66%
====================================================================================================================================

 (i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED)

================================================================================

   SHARES       COMMON STOCKS--88.5%                                   VALUE
  --------                                                             -----

                AEROSPACE--.8%
     37,900     General Dynamics Corporation ...................     $ 2,948,999
                                                                     -----------
                AIRLINES--.4%
     29,200     Continental Airlines, Inc. Cl. B* ..............       1,438,100
                                                                     -----------
                BIOTECHNOLOGY RESEARCH & PRODUCTION--4.0%
     73,600     Biogen, Inc.* ..................................       4,000,896
     57,600     Cephalon, Inc.* ................................       4,060,800
     27,800     Enzon, Inc.* ...................................       1,737,500
     69,600     Gilead Sciences Inc.* ..........................       4,050,024
                                                                     -----------
                                                                      13,849,220
                                                                     -----------
                BUSINESS SERVICES--9.2%
     26,050     Affiliated Computer Services, Inc. Cl. A* ......       1,873,256
     42,850     ChoicePoint Inc.* ..............................       1,801,843
    193,300     Concord EFS Inc.* ..............................      10,053,533
     52,300     Fiserv, Inc.* ..................................       3,346,154
    122,100     IMS Health Incorporated ........................       3,479,850
    191,200     TMP Worldwide Inc.* ............................      11,472,000
                                                                     -----------
                                                                      32,026,636
                                                                     -----------
                COMMUNICATION EQUIPMENT--2.1%
     97,500     L-3 Communications Holdings, Inc.* .............       7,439,250
                                                                     -----------
                COMPUTER SERVICES--3.3%
     66,400     Amdocs Limited* ................................       3,575,640
     77,500     eBay Inc.* .....................................       5,307,975
      9,700     Fair, Isaac and Company, Incorporated ..........         599,654
    112,000     GoTo.com, Inc.* ................................       2,178,400
                                                                     -----------
                                                                      11,661,669
                                                                     -----------
                COMPUTER SOFTWARE--7.5%
     79,200     Adobe Systems Incorporated .....................       3,722,400
    150,500     BMC Software, Inc.* ............................       3,392,270
    294,400     Intuit Inc.* ...................................      11,773,056
    157,268     Openwave Systems Inc.* .........................       5,457,200
     34,100     VeriSign, Inc.* ................................       2,046,341
                                                                     -----------
                                                                      26,391,267
                                                                     -----------
                COMPUTER TECHNOLOGY--1.8%
     95,000     Flextronics International Ltd.* ................       2,480,450
     77,700     Synopsys, Inc.* ................................       3,759,903
                                                                     -----------
                                                                       6,240,353
                                                                     -----------
                DIVERSIFIED FINANCIAL SERVICES--.5%
     31,100     BISYS Group, Inc. (The)* .......................       1,834,900
                                                                     -----------

   SHARES                                                               VALUE
  --------                                                              -----

                DRUGS & PHARMACEUTICALS--2.2%
    126,490     Genzyme Corp. General Division* ................     $ 7,715,890
                                                                     -----------
                ENERGY & ENERGY SERVICES--13.0%
    203,600     BJ Services Company * ..........................       5,778,168
    290,100     Calpine Corporation * ..........................      10,965,780
    123,700     Cooper Cameron Corporation* ....................       6,902,460
     83,800     ENSCO International Incorporated ...............       1,960,920
    151,100     Nabors Industries, Inc.* .......................       5,620,920
     60,900     NRG Energy, Inc.* ..............................       1,344,672
     79,200     Santa Fe International Corporation .............       2,296,800
     99,900     Smith International, Inc.* .....................       5,984,010
    112,000     Transocean Sedco Forex Inc. ....................       4,620,000
                                                                     -----------
                                                                      45,473,730
                                                                     -----------
                FINANCIAL SERVICES--2.7%
    280,300     Stilwell Financial, Inc. .......................       9,406,867
                                                                     -----------
                FOOD & BEVERAGES--1.1%
    164,800     Starbucks Corporation* .........................       3,790,400
                                                                     -----------
                HEALTH CARE--4.5%
    179,600     Express Scripts, Inc.* .........................       9,883,388
     96,500     Teva Pharmaceutical Industries Ltd. ADR ........       6,011,950
                                                                     -----------
                                                                      15,895,338
                                                                     -----------
                HEALTH CARE ADMINISTRATIVE SERVICES--2.9%
    183,159     AmeriSource Health Corporation Cl. A* ..........      10,128,693
                                                                     -----------
                INDUSTRIAL EQUIPMENT--2.4%
     30,100     SPX Corporation* ...............................       3,767,918
    170,900     Waters Corporation* ............................       4,718,549
                                                                     -----------
                                                                       8,486,467
                                                                     -----------
                MACHINERY--OIL WELL EQUIPMENT & SERVICES--.5%
    101,050     Patterson-UTI Energy, Inc.* ....................       1,805,763
                                                                     -----------
                MANUFACTURING--1.1%
    156,340     Sanmina Corporation* ...........................       3,659,919
                                                                     -----------
                MEDICAL DEVICES--1.0%
     96,400     Becton, Dickinson and Company ..................       3,450,156
                                                                     -----------
                MEDICAL SERVICES--5.1%
    211,350     Caremark Rx, Inc.* .............................       3,476,708
     23,400     Invitrogen Corporation* ........................       1,680,120
    140,860     Laboratory Corporation of America Holdings* ....      10,832,134
     27,000     Quest Diagnostics Incorporated* ................       2,020,950
                                                                     -----------
                                                                      18,009,912
                                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED) (CONT'D)

================================================================================

   SHARES         COMMON STOCKS (CONT'D)                               VALUE
  --------                                                             -----
                  PHARMACEUTICALS--7.6%
      68,500      Allergan, Inc. .............................     $  5,856,750
     170,500      Forest Laboratories, Inc.* .................       12,105,500
      14,600      InterMune Inc.* ............................          520,052
     150,600      King Pharmaceuticals, Inc.* ................        8,094,750
                                                                   ------------
                                                                     26,577,052
                                                                   ------------
                  REAL ESTATE--.7%
      70,000      HomeStore.com, Inc.* .......................        2,447,200
                                                                   ------------
                  RESTAURANTS--3.7%
     204,100      Brinker International, Inc.* ...............        5,275,985
     269,050      Outback Steakhouse, Inc.* ..................        7,748,640
                                                                   ------------
                                                                     13,024,625
                                                                   ------------
                  RETAIL--5.9%
      56,150      Abercrombie & Fitch Co., Cl. A * ...........        2,498,675
     115,000      Bed Bath & Beyond Inc.* ....................        3,450,000
     166,900      Best Buy Co., Inc.* ........................       10,601,488
     158,350      Toys "R" Us, Inc.* .........................        3,919,163
                                                                   ------------
                                                                     20,469,326
                                                                   ------------
                  SCIENTIFIC EQUIPMENT & SUPPLIERS--.7%
      87,900      Newport Corporation ........................        2,329,350
                                                                   ------------
                  SECURITIES BROKERAGE & SERVICES--.5%
      32,850      Investment Technology Group, Inc.* .........        1,652,026
                                                                   ------------
                  SEMICONDUCTORS--3.3%
     348,725      Microchip Technology Incorporated* .........       11,657,876
                                                                   ------------
                  TOTAL COMMON STOCKS
                    (COST $286,657,956) ......................      309,810,984
                                                                   ------------

  PRINCIPAL
   AMOUNT         SHORT-TERM INVESTMENTS--13.4%                       VALUE
  --------                                                            -----

                  U.S. GOVERNMENT &
                    AGENCY OBLIGATIONS--13.4%
$46,800,000       Federal Home Loan Mortgage Corporation,
                    3.65%, 7/2/01
                    (COST $46,790,510) .......................     $ 46,790,510
                                                                   ------------
                  SECURITIES HELD UNDER
                    REPURCHASE AGREEMENTS
                  Securities Held Under Repurchase
                    Agreements, 3.97%, 7/2/01, with
                    Bear, Stearns & Co. Inc., dtd 6/29/01
                    repurchase price $88,123; collateralized
                    by $95,000 U.S. Treasury Bills,
                    due 8/2/01 ...............................           88,094
                                                                   ------------
                  TOTAL SHORT-TERM INVESTMENTS
                    (COST $46,878,604) .......................       46,878,604
                                                                   ------------
TOTAL INVESTMENTS
  (COST $333,536,560)(A) .............................    101.9%    356,689,588
Liabilities in Excess of Other Assets ................     (1.9)     (6,798,810)
                                                          -----   -------------
NET ASSETS ...........................................    100.0%   $349,890,778
                                                          =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.
(a) At June 30, 2001, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $333,536,560, amounted to $23,153,028 which consisted of aggregate gross unrealized appreciation of $42,442,382 and aggregate gross unrealized depreciation of $19,289,354.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

================================================================================

                                                  SIX MONTHS                           YEAR ENDED DECEMBER 31,
                                                     ENDED        ------------------------------------------------------------------
                                                JUNE 30, 2001(I)      2000           1999        1998          1997           1996
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period           $  30.62        $  32.23       $  28.87     $  24.18      $  21.35       $  19.44
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                      (0.03)(ii)      (0.03)(ii)     (0.05)        0.00(ii)     (0.04)          0.03
   Net realized and unrealized gain (loss)
     on investments                                  (0.72)           2.79           8.00         6.95          3.20           2.29
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations              (0.75)           2.76           7.95         6.95          3.16           2.32
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                 --              --             --           --         (0.01)            --
   Distributions from net realized gains            (11.63)          (4.37)         (4.59)       (2.26)        (0.32)         (0.41)
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                          (11.63)          (4.37)         (4.59)       (2.26)        (0.33)         (0.41)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                 $  18.24        $  30.62       $  32.23     $  28.87      $  24.18       $  21.35
====================================================================================================================================
   Total Return                                      (3.51%)          9.18%         31.85%       30.30%        15.01%         11.90%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)    $349,891        $332,734       $931,397     $689,571      $444,967       $394,847
====================================================================================================================================
     Ratio of expenses to average net assets          0.87%           0.84%          0.85%        0.84%         0.84%          0.84%
====================================================================================================================================
     Ratio of net investment income (loss) to
       average net assets                            (0.29%)         (0.09%)        (0.21%)       0.00%        (0.15%)         0.08%
====================================================================================================================================
     Portfolio Turnover Rate                         66.62%         130.85%        162.30%      152.21%       151.98%         90.97%
====================================================================================================================================

 (i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED)

================================================================================

   SHARES         COMMON STOCKS--93.2%                                 VALUE
  --------                                                             -----
                  ADVERTISING--.5%
     28,200       Omnicom Group Inc. .........................       $ 2,425,200
                                                                     -----------
                  AEROSPACE--3.7%
     95,600       General Dynamics Corporation ...............         7,438,636
    131,250       United Technologies Corporation ............         9,615,375
                                                                     -----------
                                                                      17,054,011
                                                                     -----------
                  BIOTECHNOLOGY RESEARCH & PRODUCTION--3.2%
    161,650       Amgen Inc.* ................................         9,808,922
     46,850       Enzon, Inc.* ...............................         2,928,125
     32,100       IDEC Pharmaceuticals Corporation * .........         2,172,849
                                                                     -----------
                                                                      14,909,896
                                                                     -----------
                  CABLE--1.9%
    201,400       Comcast Corp., Cl. A Special* ..............         8,740,760
                                                                     -----------
                  COMMUNICATION EQUIPMENT--1.6%
    396,400       Cisco Systems, Inc.* .......................         7,214,480
                                                                     -----------
                  COMMUNICATION TECHNOLOGY--5.3%
    225,900       AOL Time Warner Inc.* ......................        11,972,700
    568,100       Nokia Corporation, ADR .....................        12,520,924
                                                                     -----------
                                                                      24,493,624
                                                                     -----------
                  COMPUTER RELATED & BUSINESS EQUIPMENT--3.6%
    238,680       EMC Corporation * ..........................         6,933,654
    623,700       Sun Microsystems, Inc.* ....................         9,804,564
                                                                     -----------
                                                                      16,738,218
                                                                     -----------
                  COMPUTER SERVICES--5.3%
    128,000       Amdocs Limited* ............................         6,892,800
    256,450       eBay Inc.* .................................        17,564,261
                                                                     -----------
                                                                      24,457,061
                                                                     -----------
                  COMPUTER SOFTWARE--5.6%
    203,000       Intuit Inc.* ...............................         8,117,970
    171,700       Microsoft Corporation* .....................        12,534,100
    146,450       Openwave Systems Inc.* .....................         5,081,815
                                                                     -----------
                                                                      25,733,885
                                                                     -----------
                  CONGLOMERATE--3.9%
    180,350       General Electric Company ...................         8,792,063
    171,800       Tyco International Ltd. ....................         9,363,100
                                                                     -----------
                                                                      18,155,163
                                                                     -----------
                  DRUGS & PHARMACEUTICALS--1.1%
     80,200       Genzyme Corp. General Division* ............         4,892,200
                                                                     -----------

   SHARES                                                                VALUE
  --------                                                               -----

                ENERGY & ENERGY SERVICES--1.9%
     70,700     Calpine Corporation * ..........................     $ 2,672,460
     65,000     Duke Energy Corporation ........................       2,535,650
     89,000     Transocean Sedco Forex Inc. ....................       3,671,250
                                                                     -----------
                                                                       8,879,360
                                                                     -----------
                FINANCIAL SERVICES--15.8%
    156,500     Bank of New York Company, Inc. (The) ...........       7,512,000
    400,733     Citigroup Inc. .................................      21,174,731
     11,000     First Data Corporation .........................         706,750
    127,600     Marsh & McLennan Companies, Inc. ...............      12,887,600
    181,200     Merrill Lynch & Co., Inc. ......................      10,736,100
    212,550     Morgan Stanley Dean Witter & Co. ...............      13,652,087
    209,100     Schwab (Charles) Corporation (The) .............       3,199,230
     91,050     Stilwell Financial, Inc. .......................       3,055,638
                                                                     -----------
                                                                      72,924,136
                                                                     -----------
                FOOD & BEVERAGES--2.1%
    187,450     Philip Morris Companies Inc. ...................       9,513,087
                                                                     -----------
                FOOD CHAINS--2.6%
    248,200     Safeway Inc.* ..................................      11,913,600
                                                                     -----------
                HEALTH CARE--1.3%
     60,000     Express Scripts, Inc.* .........................       3,301,800
     45,000     Teva Pharmaceutical Industries Ltd. ADR ........       2,803,500
                                                                     -----------
                                                                       6,105,300
                                                                     -----------
                HEALTH CARE ADMINISTRATIVE SERVICES--3.3%
    135,450     AmeriSource Health Corporation Cl. A* ..........       7,490,385
    114,500     Cardinal Health, Inc. ..........................       7,900,500
                                                                     -----------
                                                                      15,390,885
                                                                     -----------
                INDUSTRIAL EQUIPMENT--.3%
     54,400     Waters Corporation* ............................       1,501,983
                                                                     -----------
                INSURANCE--3.5%
    189,455     American International Group, Inc. .............      16,293,130
                                                                     -----------
                MEDICAL DEVICES--.5%
     46,600     Medtronic, Inc. ................................       2,144,066
                                                                     -----------
                MEDICAL SERVICES--.7%
     59,550     Tenet Healthcare Corporation* ..................       3,072,185
                                                                     -----------
                PHARMACEUTICALS--12.7%
    168,850     Abbott Laboratories ............................       8,106,489
    185,620     American Home Products Corporation .............      10,847,632
    218,500     Baxter International Inc. ......................      10,706,500
    161,050     Eli Lilly and Company ..........................      11,917,700
    131,000     King Pharmaceuticals, Inc.* ....................       7,041,250
    246,437     Pfizer Inc. ....................................       9,869,802
                                                                     -----------
                                                                      58,489,373
                                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2001 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS (CONT'D)                                   VALUE
  --------                                                             -----
              RESTAURANTS--.7%
  123,750     Brinker International, Inc.* .....................    $ 3,198,938
                                                                   ------------
              RETAIL--12.1%
   88,850     Best Buy Co., Inc.* ..............................      5,643,752
  297,700     Gap, Inc. (The) ..................................      8,633,300
  344,000     Home Depot, Inc. .................................     16,013,200
  288,900     Target Corporation ...............................      9,995,940
   65,000     Toys "R" Us, Inc.* ...............................      1,608,750
  289,350     Wal-Mart Stores, Inc. ............................     14,120,280
                                                                   ------------
                                                                     56,015,222
                                                                   ------------
              TOTAL COMMON STOCKS
                (COST $452,221,661) ............................    430,255,763
                                                                   ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--7.7%                              VALUE
  --------                                                              -----
              U.S. GOVERNMENT &
                AGENCY OBLIGATIONS--7.7%
$35,600,000   Federal Home Loan Mortgage Corporation,
                3.65%, 7/2/01
                (COST $35,592,781) .............................   $ 35,592,781
                                                                   ------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 3.97%, 7/2/01, with
                Bear, Stearns & Co. Inc., dtd 6/29/01,
                repurchase price $59,247; collateralized
                by $65,000 U.S. Treasury Bills,
                due 8/2/01 .....................................         59,228
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $35,652,009) .............................     35,652,009
                                                                   ------------
TOTAL INVESTMENTS
  (COST $487,873,670)(A) ..............................    100.9%   465,907,772
Liabilities in Excess of Other Assets .................      (.9)    (4,401,301)
                                                           -----   ------------
NET ASSETS ............................................    100.0%  $461,506,471
                                                           =====   ============

--------------------------------------------------------------------------------
  * Non-income producing security.
(a) At June 30, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $487,873,670, amounted to $21,965,898 which consisted of aggregate gross unrealized appreciation of $27,355,311 and aggregate gross unrealized depreciation of $49,321,209.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

================================================================================

                                               SIX MONTHS                       YEAR ENDED DECEMBER 31,
                                                 ENDED       -----------------------------------------------------------------------
                                            JUNE 30, 2001(I)    2000            1999          1998          1997            1996
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period       $   38.80      $    57.97      $    34.90     $  23.17      $  19.36     $  17.43
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                    0.05           (0.02)(ii)      (0.09)       (0.05)        (0.03)       (0.03)(ii)
   Net realized and unrealized gain (loss)
     on investments                               (4.13)         (13.77)          25.93        12.99          3.84         2.14
-----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations           (4.08)         (13.79)          25.84        12.94          3.81         2.11
   Distributions from net realized gains          (1.19)          (5.38)          (2.77)       (1.21)           --        (0.18)
===================================================================================================================================
   Net asset value, end of period             $   33.53      $    38.80      $    57.97     $  34.90      $  23.17     $  19.36
===================================================================================================================================
   Total Return                                  (10.65%)        (24.83%)         78.06%       57.83%        19.68%       12.04%
===================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period
     (000's omitted)                          $ 461,506      $  476,517      $  362,500   $  101,710    $   53,488    $  34,925
===================================================================================================================================
     Ratio of expenses excluding interest to
       average net assets                          0.91%           0.90%           0.92%        0.93%         0.96%        1.06%
===================================================================================================================================
     Ratio of expenses including interest to
       average net assets                          0.91%           0.90%           0.93%        0.96%         1.00%        1.09%
===================================================================================================================================
     Ratio of net investment income (loss) to
       average net assets                          0.25%          (0.03%)         (0.49%)      (0.27%)       (0.17%)      (0.15%)
===================================================================================================================================
     Portfolio Turnover Rate                      36.63%         132.28%         155.74%      143.59%       164.27%      102.10%
===================================================================================================================================
   Amount of debt outstanding
     at end of period                                --              --              --           --            --           --
===================================================================================================================================
   Average amount of debt outstanding
     during the period                               --              --      $  266,584   $  246,101    $  201,644    $  76,079
===================================================================================================================================
   Average daily number of shares
     outstanding during the period           12,820,363       9,802,168       4,395,246    2,480,478     2,135,458    1,107,187
===================================================================================================================================
   Average amount of debt per share
     during the period                               --              --      $     0.06   $     0.10    $     0.09    $    0.07
===================================================================================================================================

 (i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the year.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2001
================================================================================

                                                               AMERICAN      AMERICAN
                                                                 SMALL        INCOME                      AMERICAN       AMERICAN
                                                 AMERICAN     CAPITALIZA-       AND         AMERICAN       MIDCAP        LEVERAGED
                                                  GROWTH         TION         GROWTH        BALANCED       GROWTH         ALLCAP
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investments in securities, at value
     (identified cost*)--see accompany-
       ing schedules of investments           $1,738,864,434  $634,230,516  $152,778,471   $158,018,684  $356,689,588  $465,907,772
     Receivable for investment securities
       sold                                       10,000,633    15,176,116       146,407        149,293    13,796,454       430,163
     Receivable for shares of beneficial
       interest sold                              18,226,333     2,973,930       163,485        476,501     2,186,070       786,749
     Interest and dividends receivable               662,063         7,634        96,612      1,171,525         6,775       124,257
     Other assets                                     19,674         4,329        18,905            378         5,872         2,326
------------------------------------------------------------------------------------------------------------------------------------
         Total Assets                          1,767,773,137   652,392,525   153,203,880    159,816,381   372,684,759   467,251,267
------------------------------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payable for investment securities
       purchased                                   2,850,649    26,567,995       991,181        511,438    12,789,568     5,075,281
     Payable for shares of beneficial
       interest redeemed                           5,313,825    25,124,845         3,406        405,909     9,730,351       297,298
     Accrued investment management fees            1,110,254       415,037        79,540         95,882       231,260       325,392
     Accrued expenses                                184,344        66,646        21,259         20,924        42,802        46,825
------------------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                         9,459,072    52,174,523     1,095,386      1,034,153    22,793,981     5,744,796
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                 $1,758,314,065  $600,218,002  $152,108,494   $158,782,228  $349,890,778  $461,506,471
====================================================================================================================================
   NET ASSETS CONSIST OF:
     Paid-in capital                          $1,755,825,328  $804,407,605  $159,373,600   $161,440,997  $213,034,201  $577,782,639
     Undistributed net investment
       income (accumulated loss)                     373,138      (320,568)      472,169      1,143,034    (1,457,171)      391,346
     Undistributed net realized gain (loss)       21,143,955  (213,564,749)   (6,357,053)    (3,487,614)  115,160,720   (94,701,616)
     Net unrealized appreciation (depreciation)  (19,028,356)    9,695,714    (1,380,222)      (314,189)   23,153,028   (21,965,898)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                 $1,758,314,065  $600,218,002  $152,108,494   $158,782,228  $349,890,778  $461,506,471
====================================================================================================================================
     Shares of beneficial interest
       outstanding--Note 6                        44,337,289    32,397,710    13,666,152     12,017,172    19,184,510    13,762,283
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                  $        39.66  $      18.53  $      11.13   $      13.21  $      18.24  $      33.53
====================================================================================================================================
   *Identified cost                           $1,757,892,790  $624,534,802  $154,158,693   $158,332,873  $333,536,560  $487,873,670
====================================================================================================================================



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2001
================================================================================

                                                            AMERICAN       AMERICAN
                                                             SMALL          INCOME                      AMERICAN       AMERICAN
                                            AMERICAN       CAPITALIZA-        AND        AMERICAN        MIDCAP        LEVERAGED
                                             GROWTH           TION          GROWTH       BALANCED        GROWTH         ALLCAP
                                            PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Investment income
     Income:
       Interest                           $  1,793,967   $   2,183,605   $    399,824   $ 2,147,885    $   797,440   $  1,362,114
       Dividends                             5,552,390         224,955        610,957       197,927        127,183      1,208,840
------------------------------------------------------------------------------------------------------------------------------------
         Total Income                        7,346,357       2,408,560      1,010,781     2,345,812        924,623      2,570,954
------------------------------------------------------------------------------------------------------------------------------------
     Expenses:
       Management fees-- Note 3(a)           6,590,782       2,557,218        453,427       493,656      1,288,084      1,885,873
       Custodian fees                          183,525          82,115         21,832        26,255         40,630         53,580
       Transfer agent fees                      87,877          30,085          7,255         6,582         16,101         22,187
       Professional fees                        39,439          12,739          2,164         2,632          7,468         10,823
       Trustees' fees                            1,500           1,500          1,500         1,500          1,500          1,500
       Miscellaneous                            73,920          39,760         28,927        25,383         43,111         36,636
------------------------------------------------------------------------------------------------------------------------------------
         Total Expenses                      6,977,043       2,723,417        515,105       556,008      1,396,894      2,010,599
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                369,314        (314,857)       495,676     1,789,804       (472,271)       560,355
------------------------------------------------------------------------------------------------------------------------------------
   Realized and Unrealized
     Gain (LOSS) on Investments
       Net realized loss on investments    (98,107,132)   (151,121,142)    (4,906,765)   (3,203,312)   (12,260,264)   (68,058,750)
       Net change in unrealized
         appreciation (depreciation)
         on investments                      5,943,899       1,732,586    (11,031,429)     (224,080)       115,579     13,698,976
------------------------------------------------------------------------------------------------------------------------------------
       Net realized and unrealized
         gain (loss)
         on investments                    (92,163,233)   (149,388,556)   (15,938,194)   (3,427,392)   (12,144,685)   (54,359,774)
------------------------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN
     NET ASSETS RESULTING
     FROM OPERATIONS                      $(91,793,919)  $(149,703,413)  $(15,442,518)  $(1,637,588)  $(12,616,956)  $(53,799,419)
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2001
================================================================================

                                                                           AMERICAN
                                                             AMERICAN       INCOME                       AMERICAN        AMERICAN
                                             AMERICAN          SMALL          AND         AMERICAN        MIDCAP         LEVERAGED
                                              GROWTH      CAPITALIZATION    GROWTH        BALANCED        GROWTH          ALLCAP
                                            PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)           $      369,314   $   (314,857)  $    495,676   $  1,789,804   $    (472,271) $    560,355
   Net realized loss on investments          (98,107,132)  (151,121,142)    (4,906,765)    (3,203,312)    (12,260,264)  (68,058,750)
   Net change in unrealized appreciation
     (depreciation) on investments             5,943,899      1,732,586    (11,031,429)      (224,080)        115,579    13,698,976
------------------------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting
     from operations                         (91,793,919)  (149,703,413)   (15,442,518)    (1,637,588)    (12,616,956)  (53,799,419)
   Dividends to shareholders:
     Net investment income                    (3,952,243)      (277,396)      (548,378)    (2,131,825)             --            --
     Net realized gains                     (214,157,676)            --    (10,381,805)    (2,594,824)   (133,539,477)  (15,500,392)
   Net increase from
     shares of beneficial interest
     transactions--Note 6                    258,281,088     49,828,469     27,697,905     49,252,479     163,313,284    54,289,196
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)             (51,622,750)  (100,152,340)     1,325,204     42,888,242      17,156,851   (15,010,615)
   Net Assets
     Beginning of period                   1,809,936,815    700,370,342    150,783,290    115,893,986     332,733,927   476,517,086
------------------------------------------------------------------------------------------------------------------------------------
     End of period                        $1,758,314,065   $600,218,002   $152,108,494   $158,782,228   $ 349,890,778  $461,506,471
====================================================================================================================================
     Undistributed net investment income
       (accumulated loss)                 $      373,138   $   (320,568)  $    472,169  $   1,143,034   $  (1,457,171) $    391,346
====================================================================================================================================


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================


                                                                           AMERICAN
                                                             AMERICAN       INCOME                      AMERICAN        AMERICAN
                                             AMERICAN          SMALL          AND        AMERICAN        MIDCAP         LEVERAGED
                                              GROWTH      CAPITALIZATION    GROWTH       BALANCED        GROWTH          ALLCAP
                                             PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)           $    3,956,067   $    271,685   $    558,723   $  2,128,947   $    (984,900) $   (169,009)
   Net realized gain (loss) on investments   352,283,347    (60,156,487)     9,220,174      1,823,334     268,245,106    (9,797,650)
   Net change in unrealized appreciation
     (depreciation) on investments          (848,978,805)  (194,973,305)   (13,832,861)    (9,001,489)   (171,132,553) (146,120,530)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations              (492,739,391)  (254,858,107)    (4,053,964)    (5,049,208)     96,127,653  (156,087,189)
   Dividends to shareholders:
     Net investment income                            --             --        (33,852)      (665,331)             --            --
     Net realized gains                     (470,869,678)  (293,099,997)   (26,513,143)    (6,345,846)   (135,859,826)  (47,473,710)
   Net increase (decrease) from
     shares of beneficial interest
     transactions--Note 6                   (613,980,023)   573,464,259     90,134,369     71,627,863    (558,931,199)  317,578,240
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)          (1,577,589,092)    25,506,155     59,533,410     59,567,478    (598,663,372)  114,017,341
   Net Assets
     Beginning of year                     3,387,525,907    674,864,187     91,249,880     56,326,508     931,397,299   362,499,745
------------------------------------------------------------------------------------------------------------------------------------
     End of year                          $1,809,936,815   $700,370,342   $150,783,290   $115,893,986   $ 332,733,927  $476,517,086
====================================================================================================================================
     Undistributed net investment income
       (accumulated loss)                 $    3,956,067   $    271,685   $    524,871   $  1,463,616   $    (984,900) $   (169,009)
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

JUNE 30, 2001
================================================================================

NOTE 1--GENERAL:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized and accreted, respectively, over the lives of the respective securities.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day.

(e)  DIVIDENDS  TO  SHAREHOLDERS:   Dividends  and   distributions   payable  to
shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 2001
================================================================================

investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders.
Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At December 31, 2000, the net capital loss carryforwards of the American Small Capitalization Portfolio which may be used to offset future net realized gains were approximately $23,063,000, and expire in 2007.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio ..............................................  .750%
American Small Capitalization Portfolio .................................  .850
American Income and Growth Portfolio ....................................  .625
American Balanced Portfolio .............................................  .750
American MidCap Growth Portfolio ........................................  .800
American Leveraged AllCap Portfolio .....................................  .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the six months ended June 30, 2001, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $1,334,672, $659,533, $134,222, $60,019, $305,179
and $299,735,  respectively,  in connection  with securities  transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

(d) Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2001, were as follows:

                                                  PURCHASES             SALES
                                                  ---------             -----
American Growth Portfolio ................       $714,964,418       $653,805,985
American Small Capitalization
  Portfolio ..............................        487,821,411        455,961,411
American Income and Growth
  Portfolio ..............................         72,737,560         55,199,200
American Balanced Portfolio ..............         79,303,508         41,031,114
American MidCap Growth
  Portfolio ..............................        234,371,687        199,738,018
American Leveraged AllCap
  Portfolio ..............................        208,249,742        149,506,610

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended June 30, 2001, the American Leveraged AllCap Portfolio had no such borrowings.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 2001
================================================================================

During the six months ended June 30, 2001, transactions of shares of beneficial interest were as follows:

                                                 SHARES              AMOUNT
                                                 ------              ------
American Growth
   Portfolio:
     Shares sold .....................          11,469,942       $  517,530,992
     Dividends reinvested ............           5,175,810          218,109,919
                                             -------------       --------------
                                                16,645,752          735,640,911
     Shares redeemed .................         (10,596,081)        (477,359,823)
                                             -------------       --------------
       Net increase ..................           6,049,671       $  258,281,088
                                             =============       ==============

                                                 SHARES              AMOUNT
                                                 ------              ------
American Small Capitalization
   Portfolio:
     Shares sold .....................          69,626,397       $1,341,822,511
     Dividends reinvested ............              14,560              277,396
                                             -------------       --------------
                                                69,640,957        1,342,099,907
     Shares redeemed .................         (67,058,000)
                                             -------------       --------------
       Net increase ..................           2,582,957       $   49,828,469
                                             =============       ==============

                                                 SHARES              AMOUNT
                                                 ------              ------
American Income and Growth
   Portfolio:
     Shares sold .....................           2,531,814       $   30,769,463
     Dividends reinvested ............             932,610           10,930,183
                                             -------------       --------------
                                                 3,464,424           41,699,646
     Shares redeemed .................          (1,171,859)         (14,001,741)
                                             -------------       --------------
       Net increase ..................           2,292,565       $   27,697,905
                                             =============       ==============

                                                 SHARES              AMOUNT
                                                 ------              ------
American Balanced
   Portfolio:
     Shares sold .....................           4,154,875       $   56,919,294
     Dividends reinvested ............             348,830            4,726,649
                                             -------------       --------------
                                                 4,503,705           61,645,943
     Shares redeemed .................            (903,480)         (12,393,464)
                                             -------------       --------------
       Net increase ..................           3,600,225       $   49,252,479
                                             =============       ==============

                                                 SHARES              AMOUNT
                                                 ------              ------
American MidCap Growth
   Portfolio:
     Shares sold .....................          18,434,683       $  498,099,792
     Dividends reinvested ............           7,118,309          133,539,477
                                             -------------       --------------
                                                25,552,992          631,639,269
     Shares redeemed .................         (17,235,707)        (468,325,985)
                                             -------------       --------------
       Net increase ..................           8,317,285       $  163,313,284
                                             =============       ==============

                                                 SHARES              AMOUNT
                                                 ------              ------
American Leveraged AllCap
   Portfolio:
     Shares sold .....................           3,648,110       $  129,046,264
     Dividends reinvested ............             442,363           15,500,392
                                             -------------       --------------
                                                 4,090,473          144,546,656
     Shares redeemed .................          (2,608,963)         (90,257,460)
                                             -------------       --------------
       Net increase ..................           1,481,510       $   54,289,196
                                             =============       ==============

During the year ended December 31, 2000, transactions of shares of beneficial interest were as follows:

                                                 SHARES              AMOUNT
                                                 ------              ------
American Growth
   Portfolio:
     Shares sold .....................          24,659,050       $1,469,170,477
     Dividends reinvested ............           8,950,218          470,869,678
                                             -------------       --------------
                                                33,609,268        1,940,040,155
     Shares redeemed .................         (47,939,436)      (2,554,020,178)
                                             -------------       --------------
       Net decrease ..................         (14,330,168)      $ (613,980,023)
                                             =============       ==============

                                                 SHARES              AMOUNT
                                                 ------              ------
American Small Capitalization
   Portfolio:
     Shares sold .....................          53,301,021       $1,863,762,565
     Dividends reinvested ............          11,014,650          293,099,843
                                             -------------       --------------
                                                64,315,671        2,156,862,408
     Shares redeemed .................         (46,737,014)      (1,583,398,149)
                                             -------------       --------------
       Net increase ..................          17,578,657       $  573,464,259
                                             =============       ==============

                                                 SHARES              AMOUNT
                                                 ------              ------
American Income and Growth
   Portfolio:
     Shares sold .....................           5,187,664       $   79,865,516
     Dividends reinvested ............           2,091,962           26,546,995
                                             -------------       --------------
                                                 7,279,626          106,412,511
     Shares redeemed .................          (1,096,639)         (16,278,142)
                                             -------------       --------------
       Net increase ..................           6,182,987       $   90,134,369
                                             =============       ==============

                                                 SHARES              AMOUNT
                                                 ------              ------
American Balanced
   Portfolio:
     Shares sold .....................           5,060,288       $   76,037,588
     Dividends reinvested ............             501,509            7,011,104
                                             -------------       --------------
                                                 5,561,797           83,048,692
     Shares redeemed .................            (763,319)         (11,420,829)
                                             -------------       --------------
       Net increase ..................           4,798,478       $   71,627,863
                                             =============       ==============

                                                 SHARES              AMOUNT
                                                 ------              ------
American MidCap Growth
   Portfolio:
     Shares sold .....................          63,627,693       $2,137,407,373
     Dividends reinvested ............           4,638,434          135,859,731
                                             -------------       --------------
                                                68,266,127        2,273,267,104
     Shares redeemed .................         (86,293,220)      (2,832,198,303)
                                             -------------       --------------
       Net decrease ..................         (18,027,093)      $ (558,931,199)
                                             =============       ==============

                                                 SHARES              AMOUNT
                                                 ------              ------
American Leveraged AllCap
   Portfolio:
     Shares sold .....................           7,753,872       $  415,038,364
     Dividends reinvested ............           1,085,858           47,473,710
                                             -------------       --------------
                                                 8,839,730          462,512,074
     Shares redeemed .................          (2,812,002)        (144,933,834)
                                             -------------       --------------
       Net increase ..................           6,027,728       $  317,578,240
                                             =============       ==============

28